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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            December 31, 2005
                                                     ---------------------------

Check here if Amendment         [ ];                 Amendment Number:   _______

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Riverside Advisors, LLC
                  --------------------------------------------------------------
Address:               4401 Northside Parkway, Suite 390
                  --------------------------------------------------------------
                       Atlanta, Georgia  30327
                  --------------------------------------------------------------

                  --------------------------------------------------------------

Form 13F File Number:      28-10856
                           --------

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:                  Kyle Tomlin
                  --------------------------------------------------------------
         Title:                 Manager
                  --------------------------------------------------------------
         Phone:                 (404)  949-3101
                  --------------------------------------------------------------

Signature, Place, and Date of Signing:

              /s/ Kyle Tomlin           Atlanta, Georgia           1/12/06
         --------------------------   ----------------------     ------------
              [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

        NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               NONE
                                             -----------------------------------

Form 13F Information Table Entry Total:          69
                                             -----------------------------------

Form 13F Information Table Value Total:      $   133,031
                                             -----------------------------------
                                                        (thousands)



List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        NONE

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                                                     FORM 13F INFORMATION TABLE


                                                                                                            Voting Authority
                                Title
                                -----
                                 of                 Value     SHRs or                      Investment  Other
                                 --                 -----     -------                      ----------  -----
      Name of Issuer            Class    CUSIP     (x$1000)  PRN Amount  SH/PRN  Put/Call  Discretion Managers   Sole  Shared  None
      --------------            -----    -----     --------  ----------  ------  --------  ---------- --------   ----  ------  ----

AAR CORP                         COM    000631105    3,030   126,500 SH             SOLE                        3,030
ACCENTURE LTD-CL A               COM    G1150G111      560    19,400 SH             SOLE                          560
ALLEGHENY TECHNOLOGIES INC       COM    01741R102      700    19,400 SH             SOLE                          700
ALLSCRIPTS HEALTHCARE SOLUTIONS  COM    01988P108      398    29,700 SH             SOLE                          398
ARTHROCARE CORP                  COM    043136100    2,149    51,000 SH             SOLE                        2,149
ASTEC INDUSTRIES INC             COM    046224101      643    19,700 SH             SOLE                          643
BEAZER HOMES USA INC             COM    07556Q105    2,863    39,300 SH             SOLE                        2,863
BED BATH & BEYOND                COM    075986100      528    14,600 SH             SOLE                          528
BERRY PETROLEUM CO-CL A          COM    085789105    2,442    42,700 SH             SOLE                        2,442
BIOVAIL CORP                     COM    09067J109      529    22,300 SH             SOLE                          529
BJ SERVICES CO                   COM    055482103    1,922    52,400 SH             SOLE                        1,922
BRADLEY PHARMACEUTICALS INC      COM    104576103    1,663   175,000 SH             SOLE                        1,663
CAL DIVE INTERNATIONAL INC       COM    127914110    2,311    64,400 SH             SOLE                        2,311
CAREER EDUCATION CORPORATION     COM    141665109    4,046   120,000 SH             SOLE                        4,046
CERADYNE INC                     COM    156710105    2,006    45,800 SH             SOLE                        2,006
CHAMPION ENTERPRISES INC         COM    158496109    2,375   174,400 SH             SOLE                        2,375
CHINA LIFE INSURANCE CO LTD      COM    16939P106    3,129    88,700 SH             SOLE                        3,129
COMPANHIA VALE                   COM    204412209    3,304    80,300 SH             SOLE                        3,304
COMPUCREDIT CORP                 COM    20478N100    2,290    59,500 SH             SOLE                        2,290
COOPER CAMERON CORP              COM    216640102      629    15,200 SH             SOLE                          629
CORNING INC                      COM    219350105    2,458   125,000 SH             SOLE                        2,458
CSX CORP                         COM    126408103      624    12,300 SH             SOLE                          624
EAGLE MATERIALS INC              COM    26969P108      600     4,900 SH             SOLE                          600
ENSCO INTERNATIONAL INC          COM    26874Q100      461    10,400 SH             SOLE                          461
EXPRESS SCRIPTS COMMON           COM    302182100    1,919    22,900 SH             SOLE                        1,919
FIRST MARBLEHEAD CORP            COM    320771108    3,286   100,000 SH             SOLE                        3,286
GILEAD SCIENCES INC              COM    375558103    1,937    36,800 SH             SOLE                        1,937
GOODYEAR TIRE & RUBBER CO        COM    382550101      640    36,800 SH             SOLE                          640
HALLIBURTON CO                   COM    406216101    1,890    30,500 SH             SOLE                        1,890
HEADWATERS INC.                  COM    42210P102    2,885    81,400 SH             SOLE                        2,885
HEWLETT-PACKARD CO               COM    428236103      527    18,400 SH             SOLE                          527
INTERSIL HOLDINGS                COM    46069S109    1,891    76,000 SH             SOLE                        1,891
ITRON INC                        COM    465741106      460    11,500 SH             SOLE                          460
J2 GLOBAL COMM                   COM    46626E205    1,881    44,000 SH             SOLE                        1,881
JABIL CIRCUIT INC                COM    466313103    2,841    76,600 SH             SOLE                        2,841
JLG INDUSTRIES INC               COM    466210101    2,625    57,500 SH             SOLE                        2,625
JOY GLOBAL INC                   COM    481165108    2,874    71,850 SH             SOLE                        2,874
JUNIPER NETWORKS INC             COM    48203R104    2,426   108,800 SH             SOLE                        2,426
KB HOME                          COM    48666K109    1,867    25,700 SH             SOLE                        1,867
LENNAR CORPORATION               COM    526057104    5,205    85,300 SH             SOLE                        5,205
M D C HLDGS INC                  COM    552676108    3,348    54,020 SH             SOLE                        3,348
MANTECH INTERNATIONAL CORP-A     COM    564563104    2,739    98,300 SH             SOLE                        2,739
MARVELL TECHNOLOGY GROUP LTD     COM    G5876H105    1,901    33,900 SH             SOLE                        1,901
MAVERICK TUBE CORP               COM    577914104    2,232    56,000 SH             SOLE                        2,232
MOBILE TELESYS                   COM    607409109    2,524    72,100 SH             SOLE                        2,524
MOLECULAR DEVICES CORP           COM    60851C107    2,089    72,200 SH             SOLE                        2,089
MONSTER WORLDWIDE INC            COM    611742107    2,674    65,500 SH             SOLE                        2,674
MONTPELIER RE HOLDINGS LTD       COM    G62185106    2,022   107,000 SH             SOLE                        2,022
MOTOROLA INC                     COM    620076109      540    23,900 SH             SOLE                          540
NETEASE.COM INC-ADR              COM    64110W102    1,797    32,000 SH             SOLE                        1,797
NEWFIELD EXPLORATION CO          COM    651290108    1,978    39,500 SH             SOLE                        1,978
NVIDIA CORP                      COM    67066G104    2,691    73,600 SH             SOLE                        2,691
OPEN JT STK CO-VIMPEL COMMUN     COM    68370R109    5,427   122,700 SH             SOLE                        5,427
O'REILLY AUTOMOTIVE INC          COM    686091109      640    20,000 SH             SOLE                          640
OXFORD INDUSTRIES INC            COM    691497309      552    10,100 SH             SOLE                          552
PATTERSON-UTI ENERGY INC         COM    703481101      527    16,000 SH             SOLE                          527
PHARMACEATICAL PRODUCT DEVEL     COM    717124101      589     9,500 SH             SOLE                          589
PLEXUS CORP                      COM    729132100    2,761   121,400 SH             SOLE                        2,761
PRUDENTIAL FINANCIAL INC         COM    744320102    1,903    26,000 SH             SOLE                        1,903
SCHLUMBERGER LTD                 COM    806857108    1,962    20,200 SH             SOLE                        1,962
SOUTHWESTERN ENERGY CO           COM    845467109      690    19,200 SH             SOLE                          690
ST PAUL TRAVELERS COS INC/TH     COM    792860108      567    12,700 SH             SOLE                          567
STERICYCLE INC                   COM    858912108      559     9,500 SH             SOLE                          559
TEXAS INSTRUMENTS INC            COM    882508104    1,908    59,500 SH             SOLE                        1,908
UNITEDHEALTH GROUP INC           COM    91324P102    3,374    54,300 SH             SOLE                        3,374
UNIVERSAL FOREST PRODUCTS        COM    913543104      541     9,800 SH             SOLE                          541
VIASAT INC                       COM    92552V100      543    20,300 SH             SOLE                          543
WELL POINT INC                   COM    94973V107    3,208    40,200 SH             SOLE                        3,208
WESCO INTERNATIONAL INC.         COM    95082P105    3,931    92,000 SH             SOLE                        3,931
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